TAX EXPENSE (Tables)	12 Months Ended
Dec. 31, 2021
TAX EXPENSE
Schedule Of components of deferred income tax assets and (liabilities)
	(in thousands)
	December 31,	December 31,
	2020	2021
Deferred tax assets:
Net Operating Losses	$1,350	$2,842
Inventory	20	-
Reserves & Allowances	41	57
Gross deferred tax assets	1,411	2,899

Valuation allowance	(762)	(2,329)

Total deferred tax assets	649	570

Deferred tax Liabilities:
Depreciable asset basis differences	(649)	(570)

Total deferred tax liabilities	(649)	(570)

Net deferred tax assets (liabilities)	$-	$-

Schedule of components of income tax expense
	(in thousands)
	Predecessor	Successor
	Period from January 1, 2020 through March 31, 2020	Period from April 1, 2020 through December 31, 2020	Year Ended December 31, 2021

Expected income tax benefit at statutory tax rate, net	$(343)	$(437)	$(1,160)

State taxes (net of federal tax benefits):	(132)	(228)	(489)
Increase in valuation allowance	537	762	1,567
Loss on disposal	(62)	-	-
Debt discount	-	-	47
Debt forgiveness	-	(97)	-
Other	-	-	35

Reported income tax expense (benefit)	$-	$-	$-